Note 23 - Business Segments - Profit and Assets for the Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income – external customers	$ 30,381	$ 27,680	$ 27,349
Total non-interest income	7,714	7,654	8,201
Intersegment non-interest income	0	0	0
Interest expense	2,233	1,797	1,593
Non-interest expense	25,387	25,254	24,130
Income tax expense	2,888	4,402	4,122
Net income	8,236	4,404	6,350
Total assets	712,315	722,685	682,023
Intersegment non-interest income	0	0	0
Intersegment interest income			0
Consolidation, Eliminations [Member]
Interest income – external customers	0	0	0
Total non-interest income	0	0	0
Intersegment non-interest income	(9,022)	(5,089)	(7,358)
Interest expense	0	0	0
Non-interest expense	(222)	(210)	(210)
Income tax expense	0	0	0
Net income	(8,800)	(4,879)	(7,148)
Total assets	(81,346)	(79,101)	(81,456)
Intersegment non-interest income	(9,022)	(5,089)	(7,358)
Intersegment interest income			(1)
Home Federal Savings Bank [Member] | Operating Segments [Member]
Interest income – external customers	30,381	27,680	27,349
Total non-interest income	7,714	7,654	8,201
Intersegment non-interest income	222	210	210
Interest expense	2,233	1,491	1,004
Non-interest expense	24,897	24,722	23,572
Income tax expense	3,036	4,976	4,680
Net income	8,800	4,879	7,148
Total assets	710,281	722,532	681,257
Intersegment non-interest income	222	210	210
Intersegment interest income			0
Other Segments [Member] | Operating Segments [Member]
Interest income – external customers	0	0	0
Total non-interest income	0	0	0
Intersegment non-interest income	8,800	4,879	7,148
Interest expense	0	306	589
Non-interest expense	712	742	768
Income tax expense	(148)	(574)	(558)
Net income	8,236	4,404	6,350
Total assets	83,380	79,254	82,222
Intersegment non-interest income	$ 8,800	$ 4,879	7,148
Intersegment interest income			$ 1